Details of Significant Accounts - Summary of Employee Benefit Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Employee Benefit Expenses [Abstract]
Wages and salaries	$ 7,026	$ 210,140	$ 234,735	$ 225,633
Share-based payment compensation costs	896	26,793	41,386	57,149
Labor and health insurance fees	541	16,177	19,026	19,117
Pension costs	279	8,356	10,396	10,245
Other personnel expenses	231	6,915	9,112	11,847
Employee benefit expenses	$ 8,973	$ 268,381	$ 314,655	$ 323,991